Accounts Receivable - SRA (Details) - SRA Companies, Inc. - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed and billable, net of allowance of $957 and $997 as of June 30, 2014 and 2015, respectively	$ 222,237,000	$ 199,957,000	$ 201,427,000
Allowance for doubtful accounts receivable	1,059,000	997,000	957,000
Unbilled:
Retainages	4,336,000	4,464,000	4,031,000
Revenue recorded in excess of milestone billings on fixed-price contracts	9,691,000	6,715,000	12,595,000
Revenue recorded in excess of contractual authorization, billable upon receipt of contractual documents	4,640,000	8,764,000	5,184,000
Allowance for unbillable amounts	(6,106,000)	(5,985,000)	(5,560,000)
Total unbilled	12,561,000	13,958,000	16,250,000
Total accounts receivable	234,798,000	213,915,000	217,677,000
Trade receivable sold, maximum amount	6,000,000.0	56,000,000.0
Deferred revenue	$ 9,194,000	$ 10,826,000	$ 10,801,000